Note D - Loans and Allowance for Loan Losses - Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Loans	$ 769,319	$ 734,901
Less: Allowance for loan losses	(7,499)	(7,699)
Loans, net	761,820	727,202
Residential Portfolio Segment [Member]
Loans	309,163	286,022
Commercial Real Estate Portfolio Segment [Member]
Loans	213,446	214,007
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member]
Loans	73,573	77,605
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member]
Loans	101,571	90,532
Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans	38,302	45,870
Commercial and Industrial Portfolio Segment [Member]
Loans	107,089	100,589
Consumer Portfolio Segment [Member]
Loans	139,621	134,283
Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Loans	68,626	59,772
Consumer Portfolio Segment [Member] | Home Equity Loan [Member]
Loans	21,431	20,861
Consumer Portfolio Segment [Member] | Other Consumer Loans [Member]
Loans	$ 49,564	$ 53,650